UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21781

Pioneer Series Trust IV
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Classic Balanced Fund

NQ | April 30, 2018

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

Schedule of Investments | 4/30/18 (unaudited) (continued)

Shares		Value
	UNAFFILIATED ISSUERS - 100.3%
	CONVERTIBLE PREFERRED STOCKS - 0.5% of Net Assets
	BANKS - 0.5%
	Diversified Banks - 0.5%
455(a)	Bank of America Corp., 7.25%	$579,215
700(a)	Wells Fargo & Co., 7.5%	896,427
	Total Banks	$1,475,642
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $1,305,067)	$1,475,642
	COMMON STOCKS - 62.3% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.2%
	Auto Parts & Equipment - 0.2%
10,724	Adient Plc	$657,274
	Total Automobiles & Components	$657,274
	BANKS - 5.5%
	Diversified Banks - 5.5%
251,801	Bank of America Corp.	$7,533,886
33,944	Citigroup, Inc.	2,317,357
44,527	JPMorgan Chase & Co.	4,843,647
	Total Banks	$14,694,890
	CAPITAL GOODS - 4.1%
	Building Products - 0.9%
60,649	Masco Corp.	$2,296,777
	Construction Machinery & Heavy Trucks - 0.4%
27,667	Komatsu, Ltd. (A.D.R.)	$945,105
	Industrial Conglomerates - 1.9%
21,952	Carlisle Cos., Inc.	$2,364,889
19,222	Honeywell International, Inc.	2,781,039
		$5,145,928
	Industrial Machinery - 0.5%
7,311	Snap-on, Inc.	$1,061,923
8,948	Timken Co.	382,527
		$1,444,450
	Trading Companies & Distributors - 0.4%
7,977(b)	United Rentals, Inc.	$1,196,550
	Total Capital Goods	$11,028,810
	COMMERCIAL SERVICES & SUPPLIES - 1.4%
	Diversified Support Services - 1.1%
57,539	KAR Auction Services, Inc.	$2,991,453
	Human Resource & Employment Services - 0.3%
12,563	Randstad NV	$810,167
	Total Commercial Services & Supplies	$3,801,620
	CONSUMER DURABLES & APPAREL - 1.2%
	Apparel, Accessories & Luxury Goods - 1.1%
16,067	Carter's, Inc.	$1,611,842
21,530	Tapestry, Inc.	1,157,668
		$2,769,510
	Leisure Products - 0.1%
4,036	Hasbro, Inc.	$355,531
	Total Consumer Durables & Apparel	$3,125,041
	CONSUMER SERVICES - 2.9%
	Leisure Facilities - 1.1%
43,299	Cedar Fair LP	$2,933,074
	Restaurants - 1.8%
3,123(b)	Chipotle Mexican Grill, Inc., Class A	$1,322,060
20,953	McDonald's Corp.	3,508,370
		$4,830,430
	Total Consumer Services	$7,763,504
	DIVERSIFIED FINANCIALS - 3.7%
	Asset Management & Custody Banks - 1.1%
8,919	Affiliated Managers Group, Inc.	$1,470,386
12,484	T.Rowe Price Group, Inc.	1,420,929
		$2,891,315
	Consumer Finance - 0.7%
58,388	Synchrony Financial	$1,936,730
	Financial Exchanges & Data - 1.9%
32,002	CME Group, Inc., Class A	$5,046,075
	Total Diversified Financials	$9,874,120
Shares		Value
	ENERGY - 5.5%
	Integrated Oil & Gas - 2.1%
28,160	Chevron Corp.	$3,523,098
26,917	Occidental Petroleum Corp.	2,079,607
		$5,602,705
	Oil & Gas Drilling - 0.7%
25,503	Helmerich & Payne, Inc.	$1,773,734

	Oil & Gas Exploration & Production - 0.5%
12,505	EOG Resources, Inc.	$1,477,716
	Oil & Gas Refining & Marketing - 0.7%
7,889	Delek US Holdings, Inc.	$373,702
12,523	Phillips 66	1,393,935
		$1,767,637
	Oil & Gas Storage & Transportation - 1.5%
36,972	Enbridge, Inc.	$1,119,142
61,474	Targa Resources Corp.	2,887,434
		$4,006,576
	Total Energy	$14,628,368
	FOOD & STAPLES RETAILING - 0.6%
	Hypermarkets & Super Centers - 0.6%
7,625	Costco Wholesale Corp.	$1,503,345
	Total Food & Staples Retailing	$1,503,345
	FOOD, BEVERAGE & TOBACCO - 1.3%
	Packaged Foods & Meats - 0.4%
10,562	Hershey Co.	$971,070
	Soft Drinks - 0.9%
23,786	PepsiCo., Inc.	$2,400,959
	Total Food, Beverage & Tobacco	$3,372,029
	HEALTH CARE EQUIPMENT & SERVICES - 1.2%
	Health Care Equipment - 0.5%
5,916	Becton Dickinson and Co.	$1,371,743
	Health Care Supplies - 0.7%
7,603	Cooper Cos., Inc.	$1,738,882
	Total Health Care Equipment & Services	$3,110,625
	INSURANCE - 0.8%
	Life & Health Insurance - 0.8%
53,150	Sun Life Financial, Inc.	$2,194,032
	Total Insurance	$2,194,032
	MATERIALS - 2.8%
	Diversified Metals & Mining - 0.6%
35,104	BHP Billiton, Ltd. (A.D.R.)	$1,641,112
	Paper Packaging - 0.3%
17,108	International Paper Co.	$882,088
	Specialty Chemicals - 1.5%
13,444	Ecolab, Inc.	$1,946,288
22,202	HB Fuller Co.	1,098,333
2,677	Sherwin-Williams Co.	984,226
		$4,028,847
	Steel - 0.4%
16,656	Nucor Corp.	$1,026,343
	Total Materials	$7,578,390
	MEDIA - 0.5%
	Broadcasting - 0.5%
27,712	CBS Corp., Class B	$1,363,430
	Total Media	$1,363,430
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
	Biotechnology - 1.6%
58,534	Gilead Sciences, Inc.	$4,227,911
	Pharmaceuticals - 4.9%
46,816	AstraZeneca Plc (A.D.R.)	$1,663,372
48,441	GlaxoSmithKline Plc (A.D.R.)	1,942,969
111,305	Pfizer, Inc.	4,074,876
64,355	Zoetis, Inc., Class A	5,372,355
		$13,053,572
	Total Pharmaceuticals, Biotechnology & Life Sciences	$17,281,483
	REAL ESTATE - 2.0%
	Specialized REITs - 2.0%
17,121	Crown Castle International Corp.	$1,726,995
2,456	Equinix, Inc.	1,033,460
49,712	Iron Mountain, Inc.	1,687,226
13,760	Lamar Advertising Co., Class A	876,650
	Total Real Estate	$5,324,331
Shares		Value
	RETAILING - 4.4%
	Apparel Retail - 0.7%
21,834	TJX Cos., Inc.	$1,852,615
	General Merchandise Stores - 0.7%
19,607	Dollar General Corp.	$1,892,664
	Home Improvement Retail - 2.0%
28,878	Home Depot, Inc.	$5,336,654
	Internet & Direct Marketing Retail - 1.0%
1,181(b)	Booking Holdings, Inc.	$2,572,218
	Total Retailing	$11,654,151
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
	Semiconductors - 2.8%
6,195	Broadcom, Inc.	$1,421,257
26,347	Microchip Technology, Inc.	2,204,190
46,193(b)	Micron Technology, Inc.	2,123,954
42,577	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	1,637,086
	Total Semiconductors & Semiconductor Equipment	$7,386,487
	SOFTWARE & SERVICES - 8.4%
	Internet Software & Services - 4.7%
8,424(b)	Alphabet, Inc., Class A	$8,580,518
102,477(b)	eBay, Inc.	3,881,829
		$12,462,347
	IT Consulting & Other Services - 0.3%
6,298	International Business Machines Corp.	$912,958
	Systems Software - 3.4%
97,118	Microsoft Corp.	$9,082,475
	Total Software & Services	$22,457,780
	TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
	Communications Equipment - 2.9%
175,251	Cisco Systems, Inc.	$7,761,867
	Computer Storage & Peripherals - 1.4%
22,243	Apple, Inc.	$3,675,878
	Electronic Manufacturing Services - 0.6%
16,590	TE Connectivity, Ltd.	$1,522,133
	Technology Hardware, Storage & Peripherals - 0.5%
68,168	HP, Inc.	$1,464,930
	Total Technology Hardware & Equipment	$14,424,808
	TELECOMMUNICATION SERVICES - 1.1%
	Integrated Telecommunication Services - 1.1%
151,515	CenturyLink, Inc.	$2,815,149
	Total Telecommunication Services	$2,815,149
	TOTAL COMMON STOCKS
	(Cost $129,913,772)	$166,039,667
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 0.6% of Net Assets
7,165(c)	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 2.401% (1 Month USD LIBOR + 50 bps), 6/28/44	$7,167
150,000	California Republic Auto Receivables Trust, Series 2014-3, Class C, 3.61%, 6/17/21	149,490
125,821	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	125,381
350,000	Navitas Equipment Receivables LLC, Series 2015-1, Class C, 4.5%, 6/17/19 (144A)	350,285
265,000(c)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 3.472% (1 Month USD LIBOR + 158 bps), 12/25/34	267,483
650,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	618,289
174,930	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	174,410
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,694,044)	$1,692,505
	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3% of Net Assets
330,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 3.977% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	$332,231
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	493,823
741,995(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.437% (1 Month USD LIBOR + 54 bps), 8/25/35	741,527
500,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	514,648
300,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.371%, 10/10/47	300,390
670,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	669,818
36,793	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	36,491
88,141(c)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 2.547% (1 Month USD LIBOR + 65 bps), 2/15/24	89,856
781,456	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	791,612
8,661	Federal Home Loan Mortgage Corp. REMICS, Series 3841, Class JK, 3.0%, 10/15/38	8,681
42,749(c)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.297% (1 Month USD LIBOR + 40 bps), 5/15/41	42,856
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
50,200	Federal Home Loan Mortgage Corp. REMICS, Series 3909, Class UG, 2.5%, 8/15/25	$50,134
22,391(c)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1, 3.897% (1 Month USD LIBOR + 200 bps), 10/25/23	22,511
56,532(c)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 2.197% (1 Month USD LIBOR + 30 bps), 4/25/36	56,492
39,862(c)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.217% (1 Month USD LIBOR + 32 bps), 11/25/36	39,745
23,013(c)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 2.447% (1 Month USD LIBOR + 55 bps), 9/25/37	23,189
28,066	Federal National Mortgage Association REMICS, Series 2011-25, Class KA, 3.0%, 1/25/24	28,091
139,055(c)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 2.347% (1 Month USD LIBOR + 45 bps), 7/25/41	140,017
109,000(d)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.942%, 6/25/47 (144A)	109,855
420,000(d)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.495%, 12/15/34 (144A)	418,419
31,369(c)	Government National Mortgage Association, Series 2000-36, Class FG, 2.397% (1 Month USD LIBOR + 50 bps), 11/20/30	31,622
1,851,117(d)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.802%, 10/16/58	143,752
777,352(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 9/25/48 (144A)	769,032
720,000(d)	JP Morgan Mortgage Trust, Series 2018-4, Class A17, 3.5%, 10/25/48 (144A)	692,773
320,000(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A1, 3.5%, 5/25/48 (144A)	316,000
622,543(d)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	599,089
40,397(d)	Sequoia Mortgage Trust, Series 2013-8, Class A2, 2.25%, 6/25/43	39,649
690,705(d)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	684,141
668,088(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	664,115
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $8,953,123)	$8,850,559
	CORPORATE BONDS - 16.9% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.4%
	Automobile Manufacturers - 0.4%
150,000	Dana Financing Luxembourg S.a.r.l., 6.5%, 6/1/26 (144A)	$155,625
200,000	Ford Motor Credit Co., LLC, 3.219%, 1/9/22	195,965
225,000	Ford Motor Credit Co., LLC, 4.389%, 1/8/26	221,539
160,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	159,172
275,000	Toyota Motor Credit Corp., 2.125%, 7/18/19	273,156
	Total Automobiles & Components	$1,005,457
	BANKS - 1.3%
	Diversified Banks - 1.0%
275,000(a)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	$296,244
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	202,231
200,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	203,269
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	249,485
200,000	HSBC Holdings Plc, 4.875%, 1/14/22	209,259
200,000(a)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	205,860
250,000	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	269,857
250,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	255,551
400,000(a)(d)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	437,500
250,000(a)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	265,000
		$2,594,256
	Regional Banks - 0.3%
300,000	KeyBank NA, 2.25%, 3/16/20	$295,788
300,000	SunTrust Bank, 2.45%, 8/1/22	288,073
330,000(d)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	326,850
		$910,711
	Total Banks	$3,504,967
	CAPITAL GOODS - 0.8%
	Aerospace & Defense - 0.4%
100,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$106,750
200,000	L3 Technologies, Inc., 3.95%, 5/28/24	199,271
280,000	Lockheed Martin Corp., 3.1%, 1/15/23	276,733
355,000	Rockwell Collins, Inc., 3.2%, 3/15/24	341,051
185,000	Spirit AeroSystems, Inc., 3.85%, 6/15/26	180,061
		$1,103,866
	Building Products - 0.3%
450,000	Masco Corp., 4.45%, 4/1/25	$454,770
290,000	Owens Corning, 3.4%, 8/15/26	272,055
110,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	113,575
		$840,400
	Construction & Engineering - 0.1%
85,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$84,841
60,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	60,150
		$144,991
	Total Capital Goods	$2,089,257
Principal Amount USD ($)		Value
	COMMERCIAL SERVICES & SUPPLIES - 0.1%
	Environmental & Facilities Services - 0.0%†
75,000	Republic Services, Inc., 2.9%, 7/1/26	$69,720
	Research & Consulting Services - 0.1%
186,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$202,558
	Total Commercial Services & Supplies	$272,278
	CONSUMER DURABLES & APPAREL - 0.1%
	Homebuilding - 0.1%
175,000	Lennar Corp., 4.75%, 4/1/21	$177,360
103,000	Meritage Homes Corp., 6.0%, 6/1/25 (144A)	106,219
	Total Consumer Durables & Apparel	$283,579
	CONSUMER SERVICES - 0.1%
	Education Services - 0.1%
250,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$323,634
	Total Consumer Services	$323,634
	DIVERSIFIED FINANCIALS - 1.6%
	Asset Management & Custody Banks - 0.2%
280,000(c)	Bank of New York Mellon Corp., 3.409% (3 Month USD LIBOR + 105 bps), 10/30/23	$287,183
250,000	Blackstone Holdings Finance Co., LLC, 5.0%, 6/15/44 (144A)	265,195
110,000	Legg Mason, Inc., 3.95%, 7/15/24	108,694
		$661,072
	Consumer Finance - 0.4%
250,000	Ally Financial, Inc., 4.625%, 3/30/25	$247,500
300,000	Capital One Financial Corp., 3.75%, 4/24/24	294,707
110,000	Capital One Financial Corp., 4.25%, 4/30/25	110,073
380,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	370,240
		$1,022,520
	Diversified Capital Markets - 0.4%
265,000(a)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$277,985
400,000(c)	ICBCIL Finance Co., Ltd., 3.49% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	402,152
265,000(a)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	280,569
		$960,706
	Investment Banking & Brokerage - 0.3%
85,000	E*TRADE Financial Corp., 2.95%, 8/24/22	$82,365
195,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	185,456
140,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	137,615
250,000	Morgan Stanley, 4.1%, 5/22/23	251,656
175,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	168,996
		$826,088
	Other Diversified Financial Services - 0.1%
200,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	$192,158
	Specialized Finance - 0.2%
325,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	$310,035
250,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	247,235
		$557,270
	Total Diversified Financials	$4,219,814
	ENERGY - 2.6%
	Coal & Consumable Fuels - 0.1%
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$284,567
	Integrated Oil & Gas - 0.3%
170,000	BP Capital Markets Plc, 3.062%, 3/17/22	$168,910
185,000	Petroleos Mexicanos, 3.5%, 1/30/23	175,103
70,000	Petroleos Mexicanos, 6.5%, 3/13/27	72,493
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	253,874
		$670,380
	Oil & Gas Exploration & Production - 0.3%
213,000	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	$254,751
35,000	Canadian Natural Resources, Ltd., 6.75%, 2/1/39	44,074
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	201,151
215,000	Continental Resources, Inc., 4.375%, 1/15/28 (144A)	211,372
110,000	Newfield Exploration Co., 5.625%, 7/1/24	116,600
		$827,948
	Oil & Gas Refining & Marketing - 0.3%
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	$202,694
300,000	GS Caltex Corp., 3.25%, 10/1/18 (144A)	299,948
106,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	109,712
162,000	Valero Energy Corp., 6.625%, 6/15/37	202,295
		$814,649
	Oil & Gas Storage & Transportation - 1.6%
230,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$223,725
90,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	91,934
135,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	131,963
175,000	DCP Midstream Operating LP, 5.6%, 4/1/44	171,500
Principal Amount USD ($)		Value
	Oil & Gas Storage & Transportation - (continued)
200,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	$210,500
227,000	Enable Midstream Partners LP, 3.9%, 5/15/24	219,639
68,000	Enable Midstream Partners LP, 4.4%, 3/15/27	65,890
27,000	Energy Transfer Equity LP, 5.5%, 6/1/27	27,000
95,000	Energy Transfer Partners LP, 6.5%, 2/1/42	100,581
80,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	79,035
345,000	Kinder Morgan, Inc., 5.05%, 2/15/46	331,124
120,000	Kinder Morgan, Inc., 5.55%, 6/1/45	122,911
40,000	MPLX LP, 4.0%, 3/15/28	38,485
125,000	MPLX LP, 4.125%, 3/1/27	121,966
105,000	MPLX LP, 4.875%, 12/1/24	108,849
55,000	MPLX LP, 4.875%, 6/1/25	56,938
300,000	Phillips 66 Partners LP, 3.75%, 3/1/28	285,980
170,000	Plains All American Pipeline LP / PAA Finance Corp., 4.5%, 12/15/26	167,539
75,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	75,134
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	299,251
200,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	201,480
175,000	Sunoco Logistics Partners Operations LP, 3.9%, 7/15/26	164,921
125,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	115,486
83,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	78,368
176,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	162,800
220,000	Western Gas Partners LP, 4.5%, 3/1/28	217,320
205,000	Williams Cos., Inc., 4.55%, 6/24/24	204,231
242,000	Williams Cos., Inc., 7.75%, 6/15/31	294,030
		$4,368,580
	Total Energy	$6,966,124
	FOOD & STAPLES RETAILING - 0.2%
	Drug Retail - 0.1%
110,000	CVS Health Corp., 4.1%, 3/25/25	$109,604
130,051	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	133,472
99,441	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	105,086
		$348,162
	Food Retail - 0.1%
170,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$160,918
	Total Food & Staples Retailing	$509,080
	FOOD, BEVERAGE & TOBACCO - 1.0%
	Distillers & Vintners - 0.2%
25,000	Constellation Brands, Inc., 3.2%, 2/15/23	$24,470
230,000	Constellation Brands, Inc., 3.7%, 12/6/26	222,895
150,000	Pernod Ricard SA, 4.25%, 7/15/22 (144A)	154,072
		$401,437
	Packaged Foods & Meats - 0.5%
150,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$148,012
300,000(c)	Kraft Heinz Foods Co., 2.381% (3 Month USD LIBOR + 57 bps), 2/10/21	300,566
250,000	Kraft Heinz Foods Co., 3.95%, 7/15/25	246,275
300,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	285,679
50,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	47,623
205,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	201,806
85,000(c)	Tyson Foods, Inc., 2.342% (3 Month USD LIBOR + 45 bps), 8/21/20	85,232
80,000(c)	Tyson Foods, Inc., 2.567% (3 Month USD LIBOR + 55 bps), 6/2/20	80,161
		$1,395,354
	Tobacco - 0.3%
250,000	Altria Group, Inc., 2.625%, 1/14/20	$248,556
275,000	Philip Morris International, Inc., 3.25%, 11/10/24	266,992
370,000	Reynolds American, Inc., 4.45%, 6/12/25	373,630
		$889,178
	Total Food, Beverage & Tobacco	$2,685,969
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Distributors - 0.2%
210,000	AmerisourceBergen Corp., 3.45%, 12/15/27	$196,217
280,000	Cardinal Health, Inc., 3.079%, 6/15/24	265,003
		$461,220
	Health Care Equipment - 0.2%
105,000(c)	Becton Dickinson and Co., 2.944% (3 Month USD LIBOR + 88 bps), 12/29/20	$105,265
176,000	Becton Dickinson and Co., 3.734%, 12/15/24	171,632
230,000	Boston Scientific Corp., 4.0%, 3/1/28	227,683
		$504,580
	Managed Health Care - 0.1%
147,000	Anthem, Inc., 3.35%, 12/1/24	$141,200
101,000	Anthem, Inc., 3.65%, 12/1/27	96,150
26,000	Anthem, Inc., 4.101%, 3/1/28	25,494
100,000	Humana, Inc., 3.95%, 3/15/27	98,680
		$361,524
	Total Health Care Equipment & Services	$1,327,324
Principal Amount USD ($)		Value
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
195,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$187,265
	Total Household & Personal Products	$187,265
	INSURANCE - 2.3%
	Insurance Brokers - 0.1%
275,000	Brown & Brown, Inc., 4.2%, 9/15/24	$277,619
	Life & Health Insurance - 0.4%
160,000	Aflac, Inc., 3.625%, 11/15/24	$159,721
220,000	Principal Financial Group, Inc., 3.3%, 9/15/22	217,933
75,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	74,103
335,000	Protective Life Corp., 7.375%, 10/15/19	354,879
150,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	144,354
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	106,748
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	118,056
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	26,665
		$1,202,459
	Multi-line Insurance - 0.2%
200,000	American International Group, Inc., 3.875%, 1/15/35	$183,749
250,000	AXA SA, 8.6%, 12/15/30	338,125
		$521,874
	Property & Casualty Insurance - 0.2%
250,000	CNA Financial Corp., 4.5%, 3/1/26	$256,289
225,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	210,375
		$466,664
	Reinsurance - 1.4%
250,000(c)	Alamo Re, 6.617% (3 Month U.S. Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	$250,700
250,000(c)	Kilimanjaro Re, 5.557% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	251,925
250,000(c)	Kilimanjaro Re, 8.557% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	249,625
250,000(c)	Kilimanjaro Re, 11.057% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	249,800
150,000+(f)(g)	Lorenz Re 2016, Variable Rate Notes, 3/31/19	2,040
100,000+(f)(g)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	86,760
250,000+(f)(g)	Madison Re 2016, Variable Rate Notes, 3/31/19	15,875
250,000(c)	PennUnion Re, 6.307% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	249,350
250,000+(f)(g)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	238,775
250,000(c)	Queen Street X Re, 7.557% (3 Month U.S. Treasury Bill + 575 bps), 6/8/18 (144A) (Cat Bond)	250,050
250,000(c)	Residential Reinsurance 2016, 5.737% (3 Month U.S. Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	248,850
250,000(c)	Residential Reinsurance 2017, 7.307% (3 Month U.S. Treasury Bill + 550 bps), 12/6/21 (144A) (Cat Bond)	248,325
250,000+(f)(g)	Resilience Re, Variable Rate Notes, 4/8/19	227,125
250,000+(f)(g)	Resilience Re, Variable Rate Notes, 5/1/19	223,750
250,000(c)	Sanders Re, 2.96% (3 Month U.S. Treasury Bill + 296 bps), 5/25/18 (144A) (Cat Bond)	249,950
125,001+(f)(g)	Sector Re V, Ltd., Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	103,726
250,000(c)	Tailwind Re 2017-1, 9.057% (3 Month U.S. Treasury Bill + 725 bps), 1/8/22 (144A) (Cat Bond)	251,200
250,000(c)	Ursa Re, 5.307% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A) (Cat Bond)	250,000
		$3,647,826
	Total Insurance	$6,116,442
	MATERIALS - 0.4%
	Commodity Chemicals - 0.0%†
70,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$67,725
	Copper - 0.0%†
80,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	$76,700
	Diversified Chemicals - 0.2%
135,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25	$158,288
110,000	CF Industries, Inc., 5.375%, 3/15/44	96,358
140,000	Chemours Co., 7.0%, 5/15/25	150,675
		$405,321
	Diversified Metals & Mining - 0.1%
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	$202,861
	Metal & Glass Containers - 0.0%†
125,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	$115,781
	Paper Packaging - 0.1%
250,000	International Paper Co., 6.0%, 11/15/41	$280,566
	Total Materials	$1,148,954
	MEDIA - 0.4%
	Cable & Satellite - 0.4%
225,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	$245,476
300,000	Comcast Corp., 3.55%, 5/1/28	289,325
300,000	Cox Communications, Inc., 3.35%, 9/15/26 (144A)	281,473
85,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	83,512
25,000	Time Warner Cable LLC, 6.55%, 5/1/37	27,604
Principal Amount USD ($)		Value
	Cable & Satellite – (continued)
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	$102,750
		$1,030,140
	Movies & Entertainment - 0.0%†
114,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$110,295
	Total Media	$1,140,435
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
	Biotechnology - 0.2%
340,000	Baxalta, Inc., 3.6%, 6/23/22	$336,253
250,000	Biogen, Inc., 5.2%, 9/15/45	262,410
		$598,663
	Life Sciences Tools & Services - 0.2%
350,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	$339,093
	Pharmaceuticals - 0.3%
300,000	Mylan NV, 3.95%, 6/15/26	$285,028
285,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	279,599
200,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	198,867
		$763,494
	Total Pharmaceuticals, Biotechnology & Life Sciences	$1,701,250
	REAL ESTATE - 0.7%
	Diversified REITs - 0.2%
300,000	Duke Realty LP, 3.75%, 12/1/24	$295,889
250,000	Essex Portfolio LP, 3.5%, 4/1/25	241,999
125,000	Ventas Realty LP, 3.125%, 6/15/23	121,057
		$658,945
	Health Care REIT - 0.1%
280,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$262,245
	Office REITs - 0.3%
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$47,702
100,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	97,084
110,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	113,709
250,000	Highwoods Realty LP, 3.625%, 1/15/23	245,112
250,000	Piedmont Operating Partnership LP, 3.4%, 6/1/23	241,998
		$745,605
	Residential REIT - 0.1%
270,000	UDR, Inc., 4.0%, 10/1/25	$267,509
	Total Real Estate	$1,934,304
	RETAILING - 0.3%
	Home Improvement Retail - 0.0%†
150,000	Home Depot, Inc., 2.625%, 6/1/22	$146,905
	Internet & Direct Marketing Retail - 0.1%
80,000	Amazon.com, Inc., 2.8%, 8/22/24 (144A)	$76,997
120,000	Booking Holdings, Inc., 3.55%, 3/15/28	114,168
		$191,165
	Internet Retail - 0.2%
285,000	Booking Holdings, Inc., 3.65%, 3/15/25	$279,103
275,000	Expedia Group, Inc., 5.0%, 2/15/26	279,618
		$558,721
	Total Retailing	$896,791
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductors - 0.1%
285,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$276,878
	Total Semiconductors & Semiconductor Equipment	$276,878
	SOFTWARE & SERVICES - 0.3%
	Application Software - 0.1%
120,000	salesforce.com, Inc., 3.7%, 4/11/28	$118,846
	Data Processing & Outsourced Services - 0.0%†
115,000	Visa, Inc., 2.2%, 12/14/20	$113,281
	Internet Software & Services - 0.1%
200,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$188,298
	Systems Software - 0.1%
150,000	Microsoft Corp., 2.0%, 8/8/23	$141,223
250,000	Oracle Corp., 2.5%, 5/15/22	244,020
		$385,243
	Total Software & Services	$805,668
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
	Electronic Components - 0.1%
220,000	Amphenol Corp., 3.125%, 9/15/21	$217,633
81,000	Amphenol Corp., 3.2%, 4/1/24	77,948
		$295,581
Principal Amount USD ($)		Value
	Electronic Manufacturing Services - 0.1%
250,000	Flex, Ltd., 4.75%, 6/15/25	$256,989
	Technology Hardware, Storage & Peripherals - 0.1%
80,000	NCR Corp., 6.375%, 12/15/23	$82,800
	Total Technology Hardware & Equipment	$635,370
	TELECOMMUNICATION SERVICES - 0.1%
	Integrated Telecommunication Services - 0.1%
110,000	CenturyLink, Inc., 5.8%, 3/15/22	$109,450
	Wireless Telecommunication Services - 0.0%†
100,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	$103,458
	Total Telecommunication Services	$212,908
	TRANSPORTATION - 0.6%
	Airlines - 0.1%
159,000	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$152,271
36,864	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	37,269
		$189,540
	Highways & Railtracks - 0.1%
300,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$289,671
	Railroads - 0.3%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$171,152
250,000	TTX Co., 2.25%, 2/1/19 (144A)	248,912
370,000	Union Pacific Corp., 3.375%, 2/1/35	344,691
		$764,755
	Trucking - 0.1%
105,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (144A)	$104,039
240,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25 (144A)	237,533
		$341,572
	Total Transportation	$1,585,538
	UTILITIES - 1.9%
	Electric Utilities - 1.3%
200,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	$218,285
310,000	Duquesne Light Holdings, Inc., 3.616%, 8/1/27 (144A)	294,735
230,000	Edison International, 2.95%, 3/15/23	221,981
250,000(a)(d)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	250,665
200,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	236,500
250,000	Exelon Corp., 2.85%, 6/15/20	247,508
560,000	Iberdrola International BV, 6.75%, 7/15/36	705,922
200,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	190,994
265,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	254,606
33,920	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	33,398
250,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	232,755
275,000	Public Service Co. of New Mexico, 7.95%, 5/15/18	275,521
250,000	Southwestern Electric Power Co., 3.9%, 4/1/45	235,071
		$3,397,941
	Gas Utilities - 0.3%
60,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.5%, 5/20/25	$58,950
75,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	71,258
250,000	Southern California Gas Co., 5.125%, 11/15/40	292,525
400,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	376,775
		$799,508
	Independent Power Producers & Energy Traders - 0.1%
65,382	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$71,849
170,000	Calpine Corp., 5.75%, 1/15/25	155,992
115,000	NRG Energy, Inc., 5.75%, 1/15/28 (144A)	113,850
		$341,691
	Multi-Utilities - 0.2%
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$234,429
85,000	Dominion Energy, Inc., 4.45%, 3/15/21	87,215
65,000	San Diego Gas & Electric Co., 3.0%, 8/15/21	64,744
215,000	Sempra Energy, 3.4%, 2/1/28	203,070
		$589,458
	Total Utilities	$5,128,598
	TOTAL CORPORATE BONDS
	(Cost $45,379,282)	$44,957,884
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.3% of Net Assets
46,017	Fannie Mae, 2.5%, 3/1/43	$43,091
34,313	Fannie Mae, 2.5%, 4/1/43	32,143
17,137	Fannie Mae, 2.5%, 8/1/43	16,048
30,462	Fannie Mae, 2.5%, 4/1/45	28,402
40,721	Fannie Mae, 2.5%, 4/1/45	37,967
39,497	Fannie Mae, 2.5%, 8/1/45	36,831
89,206	Fannie Mae, 3.0%, 10/1/30	88,708
194,903	Fannie Mae, 3.0%, 5/1/31	193,568
265,149	Fannie Mae, 3.0%, 5/1/43	257,958
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
215,688	Fannie Mae, 3.0%, 6/1/45	$209,524
19,961	Fannie Mae, 3.0%, 5/1/46	19,334
91,936	Fannie Mae, 3.0%, 5/1/46	89,199
247,001	Fannie Mae, 3.0%, 11/1/46	238,641
213,376	Fannie Mae, 3.0%, 1/1/47	206,984
69,442	Fannie Mae, 3.0%, 3/1/47	67,090
1,147,789	Fannie Mae, 3.5%, 7/1/43	1,146,699
617,875	Fannie Mae, 3.5%, 9/1/44	616,492
1,467,464	Fannie Mae, 3.5%, 12/1/45	1,458,803
157,227	Fannie Mae, 3.5%, 1/1/46	156,302
243,896	Fannie Mae, 3.5%, 9/1/46	242,494
91,968	Fannie Mae, 3.5%, 1/1/47	91,424
305,511	Fannie Mae, 3.5%, 1/1/47	304,060
206,946	Fannie Mae, 3.5%, 5/1/47	205,723
280,719	Fannie Mae, 3.5%, 5/1/47	279,060
203,053	Fannie Mae, 3.5%, 7/1/47	201,853
276,984	Fannie Mae, 3.5%, 7/1/47	275,348
35,846	Fannie Mae, 3.5%, 8/1/47	35,635
458,407	Fannie Mae, 3.5%, 8/1/47	455,699
68,624	Fannie Mae, 3.5%, 11/1/47	68,219
170,710	Fannie Mae, 3.5%, 12/1/47	169,685
280,096	Fannie Mae, 3.5%, 12/1/47	278,401
94,292	Fannie Mae, 3.5%, 1/1/48	93,717
68,947	Fannie Mae, 3.5%, 2/1/48	68,533
243,301	Fannie Mae, 4.0%, 9/1/40	249,678
335,337	Fannie Mae, 4.0%, 9/1/40	344,133
180,204	Fannie Mae, 4.0%, 10/1/40	185,762
76,029	Fannie Mae, 4.0%, 1/1/41	78,020
343,450	Fannie Mae, 4.0%, 2/1/41	352,427
625,413	Fannie Mae, 4.0%, 2/1/41	641,762
396,494	Fannie Mae, 4.0%, 3/1/41	406,877
107,959	Fannie Mae, 4.0%, 5/1/42	110,789
503,520	Fannie Mae, 4.0%, 6/1/42	517,039
187,595	Fannie Mae, 4.0%, 9/1/42	192,514
366,754	Fannie Mae, 4.0%, 7/1/43	373,793
178,749	Fannie Mae, 4.0%, 8/1/43	182,988
251,921	Fannie Mae, 4.0%, 8/1/43	257,652
228,831	Fannie Mae, 4.0%, 7/1/44	233,678
284,558	Fannie Mae, 4.0%, 9/1/44	290,502
311,051	Fannie Mae, 4.0%, 9/1/45	317,168
125,606	Fannie Mae, 4.0%, 10/1/45	128,033
155,961	Fannie Mae, 4.0%, 6/1/46	158,975
169,470	Fannie Mae, 4.0%, 7/1/46	172,744
83,414	Fannie Mae, 4.0%, 4/1/47	85,389
24,641	Fannie Mae, 4.0%, 6/1/47	25,224
47,042	Fannie Mae, 4.0%, 6/1/47	48,155
71,872	Fannie Mae, 4.0%, 6/1/47	73,295
119,259	Fannie Mae, 4.0%, 6/1/47	121,632
220,441	Fannie Mae, 4.0%, 6/1/47	224,827
75,509	Fannie Mae, 4.0%, 7/1/47	77,011
66,452	Fannie Mae, 4.0%, 8/1/47	67,774
127,577	Fannie Mae, 4.0%, 8/1/47	130,128
150,732	Fannie Mae, 4.0%, 12/1/47	153,755
190,000	Fannie Mae, 4.0%, 4/1/48	193,810
11,238	Fannie Mae, 4.5%, 11/1/20	11,379
402,708	Fannie Mae, 4.5%, 6/1/40	423,833
287,949	Fannie Mae, 4.5%, 4/1/41	303,063
6,642	Fannie Mae, 4.5%, 12/1/43	7,003
340,960	Fannie Mae, 4.5%, 12/1/43	357,158
156,265	Fannie Mae, 4.5%, 5/1/46	162,916
106,331	Fannie Mae, 4.5%, 2/1/47	111,291
110	Fannie Mae, 5.0%, 5/1/18	111
188,284	Fannie Mae, 5.0%, 5/1/31	200,043
4,209	Fannie Mae, 5.0%, 6/1/37	4,472
30,945	Fannie Mae, 5.5%, 3/1/23	32,275
6,379	Fannie Mae, 5.5%, 3/1/34	6,897
12,741	Fannie Mae, 5.5%, 12/1/34	13,932
75,998	Fannie Mae, 5.5%, 10/1/35	82,654
30,434	Fannie Mae, 5.5%, 12/1/35	33,250
33,011	Fannie Mae, 5.5%, 12/1/35	36,055
24,941	Fannie Mae, 5.5%, 5/1/37	27,257
125,935	Fannie Mae, 5.5%, 5/1/38	137,067
836	Fannie Mae, 6.0%, 9/1/29	932
2,278	Fannie Mae, 6.0%, 8/1/32	2,540
18,736	Fannie Mae, 6.0%, 12/1/33	20,786
15,622	Fannie Mae, 6.0%, 10/1/37	17,354
9,072	Fannie Mae, 6.0%, 12/1/37	10,096
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
15,823	Fannie Mae, 6.5%, 4/1/29	$17,244
4,132	Fannie Mae, 6.5%, 7/1/29	4,604
23,249	Fannie Mae, 6.5%, 5/1/32	25,901
17,770	Fannie Mae, 6.5%, 9/1/32	19,796
9,062	Fannie Mae, 6.5%, 10/1/32	10,096
10,585	Fannie Mae, 7.0%, 1/1/36	11,677
73,368	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	71,334
136,599	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	132,876
77,681	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	75,529
155,248	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	150,107
38,373	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	37,102
58,410	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	56,391
157,655	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	152,230
119,228	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	120,768
168,788	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	171,122
300,694	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	301,055
1,217,014	Federal Home Loan Mortgage Corp., 3.5%, 9/1/42	1,218,473
451,113	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	451,095
61,021	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	60,999
415,459	Federal Home Loan Mortgage Corp., 3.5%, 1/1/45	414,543
1,288,385	Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	1,285,144
470,879	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	469,694
110,287	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	109,986
256,537	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	256,428
280,636	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	279,659
292,720	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	293,069
102,792	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	102,270
24,599	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	24,510
49,214	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	48,933
96,600	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	96,047
224,752	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	223,426
209,347	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	208,093
253,513	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	251,967
83,453	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	82,944
113,004	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	112,317
74,659	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	74,200
152,829	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	151,893
275,013	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	282,674
495,523	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	509,283
541,652	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	556,724
314,502	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	323,255
731,036	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	748,009
207,904	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	212,731
214,327	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	219,303
631,610	Federal Home Loan Mortgage Corp., 4.0%, 10/1/44	646,271
223,910	Federal Home Loan Mortgage Corp., 4.0%, 11/1/44	229,109
57,698	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	59,071
90,328	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	92,479
182,915	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	186,867
188,652	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	193,143
322,904	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	329,792
43,436	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	44,328
177,286	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	180,842
523,348	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	533,805
502,297	Federal Home Loan Mortgage Corp., 4.0%, 12/1/47	512,993
49,340	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	51,626
188,791	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	198,732
97,891	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	103,047
191,947	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	202,056
176,717	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	184,115
36,373	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	38,966
33,875	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	36,302
7,768	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	8,336
16,015	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	17,220
20,411	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	22,370
31,210	Federal Home Loan Mortgage Corp., 6.0%, 4/1/33	34,476
14,244	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	15,822
22,916	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	25,404
8,388	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	9,506
73,186	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	78,992
220,342	Government National Mortgage Association I, 3.5%, 11/15/41	221,807
39,639	Government National Mortgage Association I, 3.5%, 10/15/42	39,980
458,253	Government National Mortgage Association I, 4.0%, 9/15/41	471,122
86,854	Government National Mortgage Association I, 4.0%, 4/15/45	88,898
146,471	Government National Mortgage Association I, 4.0%, 6/15/45	149,886
69,198	Government National Mortgage Association I, 4.5%, 5/15/39	73,028
12,494	Government National Mortgage Association I, 5.5%, 8/15/33	13,706
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
17,132	Government National Mortgage Association I, 5.5%, 9/15/33	$18,646
13,874	Government National Mortgage Association I, 6.0%, 10/15/33	15,524
10,551	Government National Mortgage Association I, 6.0%, 9/15/34	11,761
79,548	Government National Mortgage Association I, 6.0%, 9/15/38	89,458
13,903	Government National Mortgage Association I, 6.5%, 10/15/28	15,551
34,307	Government National Mortgage Association I, 6.5%, 5/15/31	38,373
20,796	Government National Mortgage Association I, 6.5%, 6/15/32	23,504
23,385	Government National Mortgage Association I, 6.5%, 12/15/32	26,509
23,379	Government National Mortgage Association I, 6.5%, 5/15/33	26,149
395	Government National Mortgage Association I, 7.0%, 8/15/28	439
2,973	Government National Mortgage Association I, 8.0%, 2/15/30	2,993
109,806	Government National Mortgage Association II, 3.0%, 8/20/46	107,339
340,671	Government National Mortgage Association II, 3.0%, 9/20/46	333,223
234,099	Government National Mortgage Association II, 3.5%, 11/20/46	234,617
179,213	Government National Mortgage Association II, 4.0%, 10/20/46	184,051
236,570	Government National Mortgage Association II, 4.0%, 1/20/47	242,191
260,253	Government National Mortgage Association II, 4.0%, 12/20/47	266,536
128,189(c)	Government National Mortgage Association II, 4.5%, 9/20/44	131,133
45,594	Government National Mortgage Association II, 4.5%, 10/20/44	47,957
96,504	Government National Mortgage Association II, 4.5%, 11/20/44	101,502
243,238	Government National Mortgage Association II, 4.5%, 2/20/48	253,267
29,705	Government National Mortgage Association II, 5.5%, 2/20/34	32,577
48,487	Government National Mortgage Association II, 6.5%, 11/20/28	54,285
2,113	Government National Mortgage Association II, 7.5%, 9/20/29	2,395
528,685	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	508,587
1,165,572	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,155,695
2,532,524	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	2,589,086
		$38,144,479
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $39,260,448)	$38,144,479
	FOREIGN GOVERNMENT BONDS - 0.2% of Net Assets
	Kuwait - 0.1%
200,000	Kuwait International Government Bond, 3.5%, 3/20/27 (144A)	$192,392
	Saudi Arabia - 0.1%
225,000	Saudi Government International Bond, 4.0%, 4/17/25 (144A)	$221,791
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $421,160)	$414,183
	MUNICIPAL BONDS - 0.9% of Net Assets (h)
	Municipal Education - 0.1%
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$112,026
	Municipal General - 0.4%
55,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$62,666
100,000(i)	Central Texas Regional Mobility Authority 1/1/25	80,351
365,000(j)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	385,798
55,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	57,503
55,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	57,099
200,000	JobsOhio Beverage System, Series B, 3.985%, 1/1/29	204,430
190,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	196,122
		$1,043,969
	Municipal Higher Education - 0.2%
70,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	$89,848
200,000	University of California, Series AG, 4.062%, 5/15/33	203,010
430,000	University of California, Series AX, 3.063%, 7/1/25	421,408
		$714,266
	Municipal Medical - 0.1%
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$94,338
105,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	106,601
40,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	40,966
65,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	65,725
		$307,630
	Municipal School District - 0.1%
105,000(j)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	$113,377
	TOTAL MUNICIPAL BONDS
	(Cost $2,321,029)	$2,291,268
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.3% of Net Assets*(c)
	CAPITAL GOODS - 0.2%
	Building Products - 0.1%
165,000	NCI Building Systems, Inc., Initial Term Loan, 3.901% (LIBOR + 200 bps), 2/7/25	$165,413
	Electrical Components & Equipment - 0.0%†
175,000(k)	Dell International LLC, Refinancing Term B Loan, 9/7/23	$175,742
Principal Amount USD ($)		Value
	Industrial Machinery - 0.1%
241,938	Mueller Water Products, Inc., Initial Term Loan, 4.525% (LIBOR + 250 bps), 11/25/21	$244,281
	Total Capital Goods	$585,436
	COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
	Office Services & Supplies - 0.1%
130,000	West Corp., Incremental Term B-1 Loan, 5.401% (LIBOR + 350 bps), 10/10/24	$131,232
	Total Commercial & Professional Services	$131,232
	CONSUMER SERVICES - 0.1%
	Casinos & Gaming - 0.0%†
100,000	Scientific Games International, Inc., Initial Term B-5 Loan, 4.726% (LIBOR + 275 bps), 8/14/24	$100,757
	Leisure Facilities - 0.1%
172,389	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.65% (LIBOR + 175 bps/PRIME + 75 bps), 6/30/22	$173,358
	Total Consumer Services	$274,115
	DIVERSIFIED FINANCIALS - 0.2%
	Diversified Capital Markets - 0.1%
175,000(k)	Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 3/21/22	$175,561
	Other Diversified Financial Services - 0.1%
132,262	Fly Funding II S.à r.l., Term Loan, 3.8% (LIBOR + 200 bps), 2/9/23	$132,620
	Specialized Finance - 0.0%†
130,000(k)	SBA Senior Finance II LLC, Initial Term Loan, 4/11/25	$130,496
	Total Diversified Financials	$438,677
	ENERGY - 0.1%
	Oil & Gas Equipment & Services - 0.1%
175,000(k)	Apergy Corp., Term Loan B, 4/18/25	$176,313
	Total Energy	$176,313
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Agricultural Products - 0.1%
215,184	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 3.928% (LIBOR + 200 bps/PRIME + 100 bps), 12/18/24	$217,605
	Packaged Foods & Meats - 0.0%†
160,000(k)	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 10/30/22	$160,060
	Total Food, Beverage & Tobacco	$377,665
	INSURANCE - 0.0%†
	Property & Casualty Insurance - 0.0%†
100,000(k)	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5/16/24	$100,545
	Total Insurance	$100,545
	MATERIALS - 0.0%†
	Specialty Chemicals - 0.0%†
130,000	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.052% (LIBOR + 175 bps), 6/1/24	$130,664
	Total Materials	$130,664
	MEDIA - 0.0%†
	Broadcasting - 0.0%†
71,648	Sinclair Television Group, Inc., Tranche B Term Loan, 4.16% (LIBOR + 225 bps), 1/3/24	$72,019
	Movies & Entertainment - 0.0%†
43,428	Kasima LLC, Term Loan, 4.73% (LIBOR + 250 bps), 5/17/21	$43,736
	Total Media	$115,755
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
	Pharmaceuticals - 0.0%†
105,000	Endo Luxembourg Finance Co. I S.à r.l., Initial Term Loan, 6.188% (LIBOR + 425 bps), 4/29/24	$104,650
	Total Pharmaceuticals, Biotechnology & Life Sciences	$104,650
	REAL ESTATE - 0.1%
	Specialized REIT - 0.1%
175,000(k)	Iron Mountain Information Management LLC, Incremental Term B Loan, 1/2/26	$174,617
	Total Real Estate	$174,617
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductors - 0.1%
175,000(k)	Micron Technology, Inc., Term Loan, 4/26/22	$176,477
	Total Semiconductors & Semiconductor Equipment	$176,477
	SOFTWARE & SERVICES - 0.1%
	Data Processing & Outsourced Services - 0.1%
175,000(k)	First Data Corp., 2024A New Dollar Term Loan, 4/26/24	$175,834
	IT Consulting & Other Services - 0.0%†
125,000(k)	Tempo Acquisition LLC, Initial Term Loan, 5/1/24	$125,828
	Total Software & Services	$301,662
	TELECOMMUNICATION SERVICES - 0.1%
	Integrated Telecommunication Services - 0.1%
145,402	GCI Holdings, Inc. New Term B Loan, 4.151% (LIBOR + 225 bps), 2/2/22	$146,129
	Total Telecommunication Services	$146,129
Principal Amount USD ($)		Value
	UTILITIES - 0.1%
	Electric Utilities - 0.1%
217,531	APLH Holdings LP, Term Loan, 4.901% (LIBOR + 300 bps), 4/13/23	$219,910
	Total Utilities	$219,910
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $3,436,784)	$3,453,847
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.3%
	(Cost $232,684,709)	$267,320,034

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.4%
	CLOSED-END FUND - 0.4% of Net Assets
	INSURANCE - 0.4%
	Property & Casualty Insurance - 0.4%
113,261	Pioneer ILS Interval Fund(l)	11,899	–	(82,888)	$1,087,306
	Total Insurance				$1,087,306
	TOTAL CLOSED-END FUND
	(Cost $1,154,114)				$1,087,306
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.4%
	(Cost $1,154,114)				$1,087,306
	OTHER ASSETS AND LIABILITIES - (0.7)%				$(1,741,535)
	NET ASSETS - 100.0%				$266,665,805

(A.D.R.)	American Depositary Receipts.
bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2018, the value of these securities amounted to $20,079,184, or 7.5% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At April 30, 2018, the value of these securities amounted to $2,749,775, or 1.0% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Non-income producing security.
(c)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2018.
(d)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at April 30, 2018.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Structured reinsurance investment. At April 30, 2018, the value of these securities amounted to $898,051, or 0.4% of net assets.
(g)	Rate to be determined.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Represents a General Obligation Bond.
(k)	This term loan will settle after April 30, 2018, at which time the interest rate will be determined.
(l)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation (Depreciation)
72	U.S. 2 Year Note (CBT)	06/29/18	$15,307,573	$15,267,375	$(40,198)
8	U.S. Long Bond (CBT)	06/20/18	1,145,551	1,150,750	5,199
			$16,453,124	$16,418,125	$(34,999)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation (Depreciation)
21	U.S. 5 Year Note (CBT)	06/29/18	$2,396,953	$2,383,664	$13,289
48	U.S. 10-Year Note (CBT)	06/20/18	5,773,119	5,742,000	31,119
22	U.S. 10-Year Ultra (CBT)	06/20/18	2,819,782	2,813,594	6,188
4	U.S. Ultra Bond (CBT)	06/20/18	624,875	628,500	(3,625)
			$11,614,729	$11,567,758	$46,971
TOTAL FUTURES CONTRACTS			$4,838,395	$4,850,367	$11,972

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$1,475,642	$–	$–	$1,475,642
Common Stocks	166,039,667	–	–	166,039,667
Asset Backed Securities	–	1,692,505	–	1,692,505
Collateralized Mortgage Obligations	–	8,850,559	–	8,850,559
Corporate Bonds
Insurance
Reinsurance	–	2,749,775	898,051	3,647,826
All Other Corporate Bonds	–	41,310,058	–	41,310,058
U.S. Government and Agency Obligations	–	38,144,479	–	38,144,479
Foreign Government Bonds	–	414,183	–	414,183
Municipal Bonds	–	2,291,268	–	2,291,268
Senior Secured Floating Rate Loan Interests	–	3,453,847	–	3,453,847
Closed-End Fund	–	1,087,306	–	1,087,306
Total Investments in Securities	$167,515,309	$99,993,980	$898,051	$268,407,340
Other Financial Instruments
Net unrealized appreciation on futures contracts	$11,972	$–	$–	$11,972
Total Other Financial Instruments	$11,972	$–	$–	$11,972

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 7/31/17	$653,839
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	(84,807)
Accrued discounts/premiums	(5,687)
Purchases	685,803
Sales	(351,097)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 4/30/18	$898,051

*
Transfers are calculated on the beginning of period values. A security valued at $925,401 transferred from Level 1 to Level 2. During the nine months ended April 30, 2018, there were no transfers between Levels 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2018: $(45,672).

Pioneer Multi-Asset
Income Fund

NQ | April 30, 2018

Ticker Symbols:
Class A	PMAIX
Class C	PMACX
Class K	PMFKX
Class R	PMFRX
Class Y	PMFYX

Schedule of Investments | 4/30/18 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 98.4%
	CONVERTIBLE CORPORATE BOND - 0.1% of Net Assets
	CAPITAL GOODS - 0.1%
	Electrical Components & Equipment - 0.1%
1,335,000(a)	General Cable Corp., 4.5%, 11/15/29	$1,415,100
	Total Capital Goods	$1,415,100
	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost $1,310,632)	$1,415,100
Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.2% of Net Assets
	BANKS - 0.2%
	Diversified Banks - 0.2%
730(b)	Bank of America Corp., 7.25%	$929,290
1,876(b)	Wells Fargo & Co., 7.5%	2,402,424
	Total Banks	$3,331,714
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $3,064,474)	$3,331,714
	COMMON STOCKS - 48.7% of Net Assets
	AUTOMOBILES & COMPONENTS - 2.5%
	Auto Parts & Equipment - 1.5%
131,600	Aisin Seiki Co., Ltd.	$7,152,894
561,969	Dometic Group AB	5,399,599
118,628	Valeo SA	7,945,355
		$20,497,848
	Automobile Manufacturers - 0.7%
121,860	Daimler AG	$9,642,849
	Tires & Rubber - 0.3%
114,000	Bridgestone Corp.	$4,786,988
	Total Automobiles & Components	$34,927,685
	BANKS - 9.5%
	Diversified Banks - 9.5%
5,500,482	Abu Dhabi Commercial Bank PJSC	$10,527,310
34,003,000	Agricultural Bank of China, Ltd., Class H	19,321,855
270,600	BNP Paribas SA	20,915,820
12,544,000	China Construction Bank Corp., Class H	13,297,075
4,220,180	First Abu Dhabi Bank PJSC	14,246,691
11,267,000	Industrial & Commercial Bank of China, Ltd., Class H	10,019,832
1,167,238	ING Groep NV	19,708,119
3,629,800	Malayan Banking Bhd	9,978,132
2,026,800	Mitsubishi UFJ Financial Group, Inc.	13,597,930
	Total Banks	$131,612,764
	CAPITAL GOODS - 3.5%
	Aerospace & Defense - 1.9%
3,150,407	BAE Systems Plc	$26,466,394
	Heavy Electrical Equipment - 0.4%
293,600	Mitsubishi Electric Corp.	$4,514,753
	Industrial Machinery - 0.0%†
3,071^ (c)	Liberty Tire Recycling LLC	$31
	Trading Companies & Distributors - 1.2%
220,926	Ferguson Plc	$16,949,930
	Total Capital Goods	$47,931,108
	CONSUMER DURABLES & APPAREL - 0.8%
	Apparel, Accessories & Luxury Goods - 0.1%
4,142,000	Li & Fung, Ltd.	$2,095,064
	Homebuilding - 0.5%
139,200	Sekisui Chemical Co., Ltd.	$2,471,044
1,468,362	Taylor Wimpey Plc	3,871,287
		$6,342,331
	Leisure Products - 0.2%
2,077,500	Honma Golf, Ltd. (144A)	$2,207,516
	Total Consumer Durables & Apparel	$10,644,911
	CONSUMER SERVICES - 0.9%
	Restaurants - 0.9%
971,726	Greene King Plc	$7,308,328
271,100	KOMEDA Holdings Co., Ltd.	5,469,877
	Total Consumer Services	$12,778,205
	DIVERSIFIED FINANCIALS - 3.7%
	Asset Management & Custody Banks - 1.9%
862,655	Blackstone Group LP	$26,699,172
Shares		Value
	Consumer Finance - 1.8%
346,481	Discover Financial Services	$24,686,771
	Total Diversified Financials	$51,385,943
	ENERGY - 4.8%
	Integrated Oil & Gas - 3.1%
1,039,453	Rosneft Oil Co. PJSC (G.D.R.)	$6,334,427
261,439	Royal Dutch Shell Plc, Class A	9,162,647
424,536	TOTAL SA	26,839,111
		$42,336,185
	Oil & Gas Storage & Transportation - 1.7%
147,191	Andeavor Logistics LP	$6,246,786
168,134	Dominion Energy Midstream Partners LP	2,437,943
60,573	Empresas Lipigas SA	553,088
536,416	Enterprise Products Partners LP	14,397,406
		$23,635,223
	Total Energy	$65,971,408
	INSURANCE - 7.1%
	Life & Health Insurance - 0.5%
246,486	Prudential Plc	$6,352,791
	Multi-line Insurance - 6.2%
116,086	Allianz SE	$27,552,236
1,054,063	AXA SA	30,205,368
88,514	Zurich Insurance Group AG	28,380,240
		$86,137,844
	Property & Casualty Insurance - 0.2%
672,490	Direct Line Insurance Group Plc	$3,460,928
	Reinsurance - 0.2%
17,497	Hannover Rueck SE	$2,464,706
	Total Insurance	$98,416,269
	MATERIALS - 0.3%
	Commodity Chemicals - 0.0%†
1,030,638	Chevron Lubricants Lanka Plc	$595,378
	Copper - 0.3%
287,161	Antofagasta Plc	$3,839,347
	Total Materials	$4,434,725
	MEDIA - 0.4%
	Broadcasting - 0.4%
2,746,314	ITV Plc	$5,726,371
	Total Media	$5,726,371
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
	Biotechnology - 1.5%
395,645	Shire Plc	$21,030,733
	Pharmaceuticals - 1.0%
368,247	Pfizer, Inc.	$13,481,523
	Total Pharmaceuticals, Biotechnology & Life Sciences	$34,512,256
	REAL ESTATE - 4.1%
	Diversified REIT - 0.1%
502,663	Stockland	$1,567,012
	Health Care REIT - 0.2%
1,848,432	Primary Health Properties Plc	$2,866,814
	Hotel & Resort REIT - 0.1%
2,500	Japan Hotel Real Estate Investment Corp., Class A	$1,894,130
	Industrial REITs - 0.9%
4,606,700	Mapletree Industrial Trust	$7,055,682
5,672,530	Mapletree Logistics Trust	5,435,426
		$12,491,108
	Office REITs - 0.6%
426,341	alstria office REIT-AG	$6,417,679
18,068	Vornado Realty Trust	1,229,166
		$7,646,845
	Real Estate Development - 0.8%
533,841	TAG Immobilien AG	$11,279,883
	Real Estate Operating Companies - 0.3%
73,540	Grand City Properties SA	$1,776,873
219,923	Hemfosa Fastigheter AB	2,732,088
		$4,508,961
	Residential REIT - 0.1%
7,641	AvalonBay Communities, Inc.	$1,245,483
	Retail REITs - 1.0%
49,117	Simon Property Group, Inc.	$7,678,952
13,175	Unibail-Rodamco SE	3,165,835

Shares		Value
	Retail REITs – (continued)
65,070	Wereldhave NV	$2,617,748
		$13,462,535
	Total Real Estate	$56,962,771
	SOFTWARE & SERVICES - 1.1%
	Internet Software & Services - 0.1%
47,956(c)	iQIYI, Inc. (A.D.R.)	$864,647
	Systems Software - 1.0%
157,308	Microsoft Corp.	$14,711,444
	Total Software & Services	$15,576,091
	TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
	Communications Equipment - 1.7%
1,940,000	Accton Technology Corp.	$4,480,173
434,145	Cisco Systems, Inc.	19,228,282
		$23,708,455
	Computer Storage & Peripherals - 0.9%
76,361	Apple, Inc.	$12,619,419
	Electronic Manufacturing Services - 0.0%†
140,918(c)	Global Display Co., Ltd.	$155,270
	Total Technology Hardware & Equipment	$36,483,144
	TELECOMMUNICATION SERVICES - 3.8%
	Integrated Telecommunication Services - 3.1%
484,937	AT&T, Inc.	$15,857,440
1,470,443	Orange SA	26,850,923
		$42,708,363
	Wireless Telecommunication Services - 0.7%
3,403,445	Vodafone Group Plc	$9,901,963
	Total Telecommunication Services	$52,610,326
	TRANSPORTATION - 0.2%
	Marine - 0.2%
450,000(c)	Fjord1 ASA (144A)	$2,919,781
	Total Transportation	$2,919,781
	UTILITIES - 0.9%
	Multi-Utilities - 0.9%
531,183	RWE AG	$12,754,228
	Total Utilities	$12,754,228
	TOTAL COMMON STOCKS
	(Cost $647,322,628)	$675,647,986
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 6.0% of Net Assets
	BANKS - 5.4%
	Thrifts & Mortgage Finance - 5.4%
700,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	$734,918
1,000,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class A2, 2.92%, 12/10/20 (144A)	999,916
499,993	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)	500,121
4,000,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	3,984,294
3,000,000	BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/23 (144A)	2,989,164
1,400,000	Conn's Receivables Funding LLC, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	1,408,948
4,000,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.01%, 2/16/27 (144A)	3,960,394
5,000,000	Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23	4,981,869
1,169,839	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	1,150,713
2,033,924	Engs Commercial Finance Trust, Series 2018-1A, Class A1, 2.97%, 2/22/21 (144A)	2,031,517
3,500,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A3, 3.24%, 9/15/22 (144A)	3,489,029
40,765(d)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	17,517
2,500,000(e)	Home Partners of America Trust, Series 2016-2, Class E, 5.676% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,534,859
1,100,000(e)	Home Partners of America Trust, Series 2017-1, Class E, 4.546% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,110,965
2,200,000(e)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.897% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	2,223,469
2,250,000	Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.794%, 3/15/22 (144A)	2,303,130
2,000,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class E2, 5.99%, 9/15/24 (144A)	1,981,469
390,594	Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A, 3.61%, 2/20/21 (144A)	390,808
1,700,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	1,686,774
2,000,000(d)	Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238%, 2/25/28 (144A)	2,000,312
1,000,000	Navitas Equipment Receivables LLC, Series 2015-1, Class D, 5.75%, 7/15/21 (144A)	995,315
1,677,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	1,665,139
3,700,000	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (144A)	3,679,058
2,000,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	1,950,890
Principal Amount USD ($)		Value
	Thrifts & Mortgage Finance - (continued)
5,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	$4,992,246
451,493	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	449,497
2,350,465	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	2,348,958
1,497,140	Sofi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	1,495,962
4,000,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.12%, 7/15/22 (144A)	3,999,216
1,500,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class B, 6.56%, 4/15/21 (144A)	1,481,378
4,845,052(d)	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.0%, 1/25/58 (144A)	4,790,222
1,750,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,757,379
842,616(a)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	840,587
2,000,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	2,060,475
2,000,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	1,977,586
	Total Banks	$74,964,094
	CONSUMER SERVICES - 0.1%
	Hotels, Resorts & Cruise Lines - 0.1%
191,654	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	$193,352
909,692	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	900,882
	Total Consumer Services	$1,094,234
	ENERGY - 0.2%
	Oil & Gas Exploration & Production - 0.2%
2,500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	$2,436,719
	Total Energy	$2,436,719
	HEALTH CARE EQUIPMENT & SERVICES - 0.3%
	Health Care Distributors - 0.3%
5,000,000	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	$4,985,937
	Total Health Care Equipment & Services	$4,985,937
	TOTAL ASSET BACKED SECURITIES
	(Cost $83,873,602)	$83,480,984
	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5% of Net Assets
	BANKS - 6.5%
	Thrifts & Mortgage Finance - 6.5%
2,000,000(e)	BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, 2.997% (1 Month USD LIBOR + 110 bps), 6/15/28 (144A)	$2,000,003
366,645(d)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class D, 6.07%, 2/10/51 (144A)	368,911
72,868(d)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	72,605
1,808,747(e)	BX Trust, Series 2017-APPL, Class B, 3.047% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	1,813,267
4,521,867(e)	BX Trust, Series 2017-APPL, Class C, 3.297% (1 Month USD LIBOR + 140 bps), 7/15/34 (144A)	4,534,602
7,500,000(e)	BX Trust, Series 2017-SLCT, Class B, 3.097% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	7,518,769
2,800,000(e)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 2.867% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	2,813,150
4,000,000(e)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.247% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	4,017,490
5,000,000(d)	FREMF Mortgage Trust, Series 2014-K716, Class B, 4.082%, 8/25/47 (144A)	5,079,149
29,925	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	23,423
217,202	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	84,771
31,925	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)	1,419
17,681	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	1,834
210,000(d)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	144,425
4,000,000(d)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.202%, 2/10/29 (144A)	4,027,839
1,000,000(e)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 2.997% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	1,005,063
673,250(e)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.2% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	675,360
4,300,000	GS Mortgage Securities Trust, Series 2015-GC34, Class A2, 2.075%, 10/10/48	4,201,726
2,000,000(e)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.445% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	2,015,023
5,000,000(e)	Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class B, 2.854% (1 Month USD LIBOR + 96 bps), 8/9/32 (144A)	4,998,403
1,960,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 8.121% (1 Month USD LIBOR + 622 bps), 10/15/19 (144A)	1,968,106
4,115,213(d)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.5%, 8/25/47 (144A)	4,073,740
4,447,669(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	4,370,978
265,384(d)	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.54%, 11/12/37	265,000
6,965,143	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB, 2.657%, 5/15/46	6,897,246
3,000,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/45 (144A)	3,083,722
2,000,000(e)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.297% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	2,001,896
491,490(e)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.747% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	491,489
2,990,002	ReadyCap Commercial Mortgage Trust, Series 2018-4, Class A, 3.39%, 2/27/51 (144A)	2,985,384
4,000,000(e)	RETL, Series 2018-RVP, Class A, 2.996% (1 Month USD LIBOR + 110 bps), 3/15/33 (144A)	4,016,238
4,769,790(d)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	4,692,505
2,220,086(d)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	2,221,045
Principal Amount USD ($)		Value
	Thrifts & Mortgage Finance - (continued)
5,000,000(e)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class B, 2.997% (1 Month USD LIBOR + 110 bps), 11/11/34 (144A)	$5,009,354
2,563,276(d)	Verus Securitization Trust, Series 2017-1A, Class A3, 3.716%, 1/25/47 (144A)	2,577,440
	Total Banks	$90,051,375
	CAPITAL GOODS - 0.0%†
	Industrial Conglomerates - 0.0%†
542,962	VSD LLC, Series 2017-PLT1, 3.95%, 4/25/19	$542,351
	Total Capital Goods	$542,351
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $90,917,184)	$90,593,726
	CORPORATE BONDS - 15.5% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.1%
	Auto Parts & Equipment - 0.1%
1,500,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$1,485,000
	Total Automobiles & Components	$1,485,000
	BANKS - 2.6%
	Diversified Banks - 2.4%
945,000(b)(d)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	$1,001,700
12,000,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	12,351,600
1,150,000(b)(d)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	1,257,812
2,350,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,573,250
14,500	Societe Generale SA, 6.49%, 10/30/18	15,211,051
475,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	503,500
		$32,898,913
	Thrifts & Mortgage Finance - 0.2%
2,920,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$2,936,294
	Total Banks	$35,835,207
	CAPITAL GOODS - 0.4%
	Aerospace & Defense - 0.1%
1,070,000	Engility Corp., 8.875%, 9/1/24	$1,112,800
520,000	Triumph Group, Inc., 5.25%, 6/1/22	503,100
		$1,615,900
	Construction & Farm Machinery & Heavy Trucks - 0.1%
1,315,000	Meritor, Inc., 6.25%, 2/15/24	$1,351,965
	Electrical Components & Equipment - 0.2%
2,090,000	General Cable Corp., 5.75%, 10/1/22	$2,145,907
	Total Capital Goods	$5,113,772
	CONSUMER DURABLES & APPAREL - 0.6%
	Homebuilding - 0.6%
2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$1,830,000
500,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	538,250
4,258,000	KB Home, 7.625%, 5/15/23	4,678,477
1,291,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,320,048
	Total Consumer Durables & Apparel	$8,366,775
	CONSUMER SERVICES - 0.6%
	Casinos & Gaming - 0.3%
3,125,000	Scientific Games International, Inc., 6.25%, 9/1/20	$3,128,906
750,000	Scientific Games International, Inc., 10.0%, 12/1/22	808,350
		$3,937,256
	Hotels, Resorts & Cruise Lines - 0.2%
1,140,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$1,205,664
2,000,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	1,930,000
		$3,135,664
	Specialized Consumer Services - 0.1%
855,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	$844,313
	Total Consumer Services	$7,917,233
	DIVERSIFIED FINANCIALS - 0.7%
	Diversified Capital Markets - 0.3%
1,280,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$1,280,000
2,900,000(b)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	3,070,375
		$4,350,375
	Financial Exchanges & Data - 0.1%
1,195,000	MSCI, Inc., 5.75%, 8/15/25 (144A)	$1,248,416
	Specialized Finance - 0.3%
1,915,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$1,938,937
1,605,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	1,649,138
		$3,588,075
	Total Diversified Financials	$9,186,866
	ENERGY - 2.4%
	Integrated Oil & Gas - 0.2%
1,950,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	$2,052,375
	Principal Amount USD ($)		Value
		Integrated Oil & Gas – (continued)
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)	$994,015
			$3,046,390
		Oil & Gas Equipment & Services - 0.1%
	860,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	$860,000
	860,000	McDermott International, Inc., 8.0%, 5/1/21 (144A)	877,200
			$1,737,200
		Oil & Gas Exploration & Production - 0.6%
	765,000	Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)	$741,667
	1,755,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	1,807,650
	1,926,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,829,700
	2,040,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,830,900
	2,330,000	Sanchez Energy Corp., 6.125%, 1/15/23	1,682,726
			$7,892,643
		Oil & Gas Refining & Marketing - 0.5%
	2,670,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$2,636,625
	170,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.625%, 1/15/22	167,450
	1,275,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23	1,255,875
	458,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	415,143
	1,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,296,388
	1,515,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	1,564,237
			$7,335,718
		Oil & Gas Storage & Transportation - 1.0%
	2,200,000	Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)	$2,183,500
	2,790,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	2,664,450
	1,655,000	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22	1,655,000
	1,570,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	1,585,700
	100,000	Kinder Morgan Energy Partners LP, 5.0%, 8/15/42	94,635
	650,000	ONEOK, Inc., 7.5%, 9/1/23	753,082
	690,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	696,900
	1,115,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,196,992
	722,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	784,099
	2,000,000	Williams Cos., Inc., 7.5%, 1/15/31	2,415,000
			$14,029,358
		Total Energy	$34,041,309
		FOOD, BEVERAGE & TOBACCO - 0.5%
		Agricultural Products - 0.0%†
	415,187(f)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	$170,255
		Packaged Foods & Meats - 0.4%
	1,750,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	$1,680,000
	2,350,000	Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)	2,297,125
	1,750,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	1,671,250
			$5,648,375
		Tobacco - 0.1%
	580,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$598,850
	1,085,000	Alliance One International, Inc., 9.875%, 7/15/21	1,028,037
			$1,626,887
		Total Food, Beverage & Tobacco	$7,445,517
		HEALTH CARE EQUIPMENT & SERVICES - 0.5%
		Health Care Facilities - 0.4%
	1,004,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$544,971
	2,125,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	2,180,781
	430,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	460,637
	1,695,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,779,242
			$4,965,631
		Health Care Services - 0.1%
	1,555,000	BioScrip, Inc., 8.875%, 2/15/21	$1,492,800
	268,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	270,010
			$1,762,810
		Total Health Care Equipment & Services	$6,728,441
		INSURANCE - 0.4%
		Reinsurance - 0.4%
	1,000,000+(g)(h)	Arlington Re 2015, Variable Rate Notes, 8/1/18	$48,600
	900,000+(g)(h)	Berwick Re 2017, Variable Rate Notes, 2/1/19	59,580
	42,781+(g)(h)	Berwick Re 2018, Variable Rate Notes, 12/31/21	43,491
	700,000+(g)(h)	Carnoustie Re 2015, Variable Rate Notes, 7/1/18	14,280
	700,000+(g)(h)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	75,740
	1,500,000+(g)(h)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	452,100
	700,000+(g)(h)	Cyprus Re 2017, Variable Rate Notes, 1/10/19	320,320
	400,000(e)	Galilei Re, 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	401,600
	400,000(e)	Galilei Re, 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	403,880
	500,000(e)	Galilei Re, 9.928% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A) (Cat Bond)	502,950
	250,000(e)	Galilei Re, 15.398% (6 Month USD LIBOR + 1,388 bps), 1/8/20 (144A) (Cat Bond)	247,225
	250,000+(g)(h)	Limestone Re, Variable Rate Notes, 8/31/21	240,250
	Principal Amount USD ($)		Value
		Reinsurance - (continued)
	250,000+(g)(h)	Limestone Re, Variable Rate Notes, 8/31/21	$240,250
	250,000+(g)(h)	Oakmont Re 2017, Variable Rate Notes, 4/13/18	229,850
	1,200,000+(g)(h)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	2,462
	2,000,000+(g)(h)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	15,439
	1,200,000+(g)(h)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	11,457
	1,500,000+(g)(h)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	23,573
	700,000+(g)(h)	Resilience Re, Variable Rate Notes, 4/1/18	528,850
	500,000+(g)(h)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	500,000
	1,000,000+(g)(h)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	202,400
	608,294+(g)(h)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	668,150
	1,000,000+(g)(h)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	8,200
	1,500,000+(g)(h)	Versutus Re 2017, Variable Rate Notes, 11/30/21	103,500
		Total Insurance	$5,344,147
		MATERIALS - 0.8%
		Commodity Chemicals - 0.1%
	630,000	Hexion, Inc., 6.625%, 4/15/20	$591,413
	1,095,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,127,850
			$1,719,263
		Metal & Glass Containers - 0.3%
EUR	350,000(i)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$444,505
	350,000(i)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	357,875
	2,800,000	Coveris Holdings SA, 7.875%, 11/1/19 (144A)	2,856,840
			$3,659,220
		Paper Packaging - 0.2%
	2,350,000	Sealed Air Corp., 6.875%, 7/15/33 (144A)	$2,620,250
		Specialty Chemicals - 0.1%
	1,695,000	A Schulman, Inc., 6.875%, 6/1/23	$1,779,750
		Steel - 0.1%
	840,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$863,100
		Total Materials	$10,641,583
		MEDIA - 0.3%
		Advertising - 0.1%
	1,345,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,323,144
		Broadcasting - 0.1%
	1,750,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	$1,684,375
		Cable & Satellite - 0.1%
	1,220,000	CSC Holdings LLC, 6.625%, 10/15/25 (144A)	$1,258,125
		Total Media	$4,265,644
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
		Pharmaceuticals - 0.3%
	810,000	Horizon Pharma, Inc., 6.625%, 5/1/23	$810,000
	245,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	260,925
	3,349,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	3,076,894
		Total Pharmaceuticals, Biotechnology & Life Sciences	$4,147,819
		REAL ESTATE - 0.1%
		Diversified REIT - 0.0%†
	695,000	MPT Operating Partnership LP / MPT Finance Corp., 5.5%, 5/1/24	$703,688
		Real Estate Services - 0.1%
	1,210,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,191,850
		Total Real Estate	$1,895,538
		RETAILING - 0.2%
		Department Stores - 0.2%
	600,000	JC Penney Corp., Inc., 8.625%, 3/15/25 (144A)	$559,500
	910,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	652,925
	1,770,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	1,026,600
		Total Retailing	$2,239,025
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductors - 0.1%
	2,000,000	Micron Technology, Inc., 5.5%, 2/1/25	$2,080,000
		Total Semiconductors & Semiconductor Equipment	$2,080,000
		SOFTWARE & SERVICES - 0.4%
		Data Processing & Outsourced Services - 0.2%
	1,750,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$1,623,125
	1,032,000	First Data Corp., 7.0%, 12/1/23 (144A)	1,079,864
			$2,702,989
		Internet Software & Services - 0.1%
	1,000,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$1,037,500
		IT Consulting & Other Services - 0.1%
	1,518,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$1,538,873
		Total Software & Services	$5,279,362
	Principal Amount USD ($)		Value
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
		Technology Hardware, Storage & Peripherals - 0.2%
	1,885,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$1,955,687
	1,540,000	NCR Corp., 6.375%, 12/15/23	1,593,900
		Total Technology Hardware & Equipment	$3,549,587
		TELECOMMUNICATION SERVICES - 3.7%
		Integrated Telecommunication Services - 3.7%
	28,228,000	CenturyLink, Inc., 7.6%, 9/15/39	$23,852,660
	28,306,000	CenturyLink, Inc., 7.65%, 3/15/42	23,918,570
	2,475,000	GCI, Inc., 6.875%, 4/15/25	2,592,562
	677,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	404,508
			$50,768,300
		Wireless Telecommunication Services - 0.0%†
	100,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	$99,233
	100,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	103,458
			$202,691
		Total Telecommunication Services	$50,970,991
		TRANSPORTATION - 0.0%†
		Airlines - 0.0%†
	122,332	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	$125,544
		Total Transportation	$125,544
		UTILITIES - 0.6%
		Gas Utilities - 0.3%
	839,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$822,220
	587,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	562,052
	2,305,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	2,172,463
			$3,556,735
		Independent Power Producers & Energy Traders - 0.3%
	1,712,000	Calpine Corp., 5.75%, 1/15/25	$1,570,931
	2,150,000	NRG Energy, Inc., 6.625%, 1/15/27	2,211,812
	520,000	NRG Energy, Inc., 7.25%, 5/15/26	554,523
			$4,337,266
		Total Utilities	$7,894,001
		TOTAL CORPORATE BONDS
		(Cost $214,257,477)	$214,553,361
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8% of Net Assets
	10,000,000	Fannie Mae, 4.0%, 5/1/48 (TBA)	$10,185,156
	15,000,000	Fannie Mae, 4.5%, 5/1/48 (TBA)	15,624,609
	8,000,000(j)	U.S. Treasury Bills, 5/3/18	7,999,306
	10,000,000(j)	U.S. Treasury Bills, 5/10/18	9,996,163
	19,300,000(j)	U.S. Treasury Bills, 5/17/18	19,286,318
	3,410,000(j)	U.S. Treasury Bills, 5/24/18	3,406,520
			$66,498,072
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $66,445,074)	$66,498,072
		FOREIGN GOVERNMENT BONDS - 1.3% of Net Assets
		Indonesia - 1.3%
IDR	61,910,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$4,771,175
IDR	105,402,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31	8,504,133
IDR	66,486,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29	5,466,131
			$18,741,439
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $17,464,421)	$18,741,439
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.0% of Net Assets*(e)
		AUTOMOBILES & COMPONENTS - 0.0%†
		Auto Parts & Equipment - 0.0%†
	97,861	Electrical Components International, Inc., Term Loan, 7.052% (LIBOR + 475 bps), 5/28/21	$98,228
		Total Automobiles & Components	$98,228
		CAPITAL GOODS - 0.1%
		Aerospace & Defense - 0.1%
	997,744	DynCorp International, Inc., Term Loan B2, 7.896% (LIBOR + 600 bps), 7/7/20	$1,003,564
		Electrical Components & Equipment - 0.0%†
	220,483	Pelican Products, Inc., First Lien Term Loan, 8.0% (PRIME + 325 bps), 4/10/20	$221,309
		Industrial Conglomerates - 0.0%†
	349,783	AVSC Holding Corp., First Lien Initial Term Loan, 5.2% (LIBOR + 325 bps), 3/3/25	$351,095
		Industrial Machinery - 0.0%†
	50,744	NN, Inc., Tranche B Term Loan, 5.651% (LIBOR + 375 bps), 10/19/22	$50,776
		Total Capital Goods	$1,626,744
Principal Amount USD ($)		Value
	CONSUMER DURABLES & APPAREL - 0.0%†
	Leisure Products - 0.0%†
61,115	Bombardier Recreational Products, Inc., Term B Loan, 4.4% (LIBOR + 250 bps), 6/30/23	$61,573
	Total Consumer Durables & Apparel	$61,573
	CONSUMER SERVICES - 0.2%
	Education Services - 0.0%†
859,618	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.901% (LIBOR + 400 bps), 5/4/22	$844,191
	Specialized Consumer Services - 0.2%
2,231,754	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.052% (LIBOR + 375 bps), 8/12/22	$2,251,630
	Total Consumer Services	$3,095,821
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Packaged Foods & Meats - 0.1%
250,000	CTI Foods Holding Co., LLC, First Lien Term Loan, 5.41% (LIBOR + 350 bps), 6/29/20	$228,229
323,375	Give & Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 6.19% (LIBOR + 425 bps), 7/29/23	325,127
247,500(k)	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan (LIBOR + 250 bps), 10/30/22	247,593
	Total Food, Beverage & Tobacco	$800,949
	HEALTH CARE EQUIPMENT & SERVICES - 0.1%
	Health Care Facilities - 0.1%
441,971	Kindred Healthcare, Inc., New Term Loan, 5.875% (LIBOR + 350 bps), 4/9/21	$443,967
	Health Care Services - 0.0%†
64,783	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7.401% (LIBOR + 550 bps), 8/4/21	$65,188
283,008	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.91% (LIBOR + 300 bps), 12/1/23	284,804
		$349,992
	Health Care Technology - 0.0%†
247,500	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.651% (LIBOR + 275 bps), 3/1/24	$248,757
	Pharmaceuticals - 0.0%†
200,000	Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 9.901% (LIBOR + 800 bps), 10/28/24	$202,750
	Total Health Care Equipment & Services	$1,245,466
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Personal Products - 0.1%
2,029,397	Revlon Consumer Products Corp., Initial Term B Loan, 5.401% (LIBOR + 350 bps), 9/7/23	$1,592,125
	Total Household & Personal Products	$1,592,125
	INSURANCE - 0.1%
	Property & Casualty Insurance - 0.1%
717,973	Confie Seguros Holding II Co., Term B Loan, 7.234% (LIBOR + 525 bps), 4/19/22	$719,319
	Total Insurance	$719,319
	MATERIALS - 0.2%
	Construction Materials - 0.0%†
493,734	American Bath Group LLC, First Lien Replacement Term Loan, 7.552% (LIBOR + 525 bps), 9/30/23	$499,443
	Diversified Metals & Mining - 0.0%†
98,747	Global Brass and Copper, Inc., Initial Term Loan, 5.188% (LIBOR + 325 bps), 7/18/23	$99,734
	Steel - 0.2%
2,294,283	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.999% (LIBOR + 275 bps), 6/14/21	$2,309,100
	Total Materials	$2,908,277
	MEDIA - 0.0%†
	Broadcasting - 0.0%†
56,901	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.651% (LIBOR + 275 bps), 3/15/24	$56,205
	Total Media	$56,205
	RETAILING - 0.1%
	Homefurnishing Retail - 0.0%†
474,667	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 10.331% (LIBOR + 800 bps), 11/8/24	$380,525
	Specialty Stores - 0.1%
498,750	Staples, Inc., Closing Date Term Loan, 5.79% (LIBOR + 400 bps), 9/12/24	$494,497
	Total Retailing	$875,022
	SOFTWARE & SERVICES - 0.0%†
	IT Consulting & Other Services - 0.0%†
297,428	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.15% (LIBOR + 225 bps), 2/15/24	$299,080
	Total Software & Services	$299,080
Principal Amount USD ($)		Value

	TELECOMMUNICATION SERVICES - 0.0%†
	Wireless Telecommunication Services - 0.0%†
250,000	Virgin Media Bristol LLC, Facility K, 4.4% (LIBOR + 250 bps), 1/15/26	$251,545
	Total Telecommunication Services	$251,545
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $13,995,853)	$13,630,354
Shares		Value

	CLOSED-END FUNDS - 1.1% of Net Assets
	BANKS - 1.0%
	Diversified Banks - 1.0%
3,275,197	Invesco Senior Income Trust	$14,541,875
	Total Banks	$14,541,875
	DIVERSIFIED FINANCIALS - 0.1%
	Specialized Finance - 0.1%
272,553	Voya Prime Rate Trust	$1,409,099
	Total Diversified Financials	$1,409,099
	TOTAL CLOSED-END FUNDS
	(Cost $15,957,223)	$15,950,974

	RIGHTS/WARRANTS - 1.1% of Net Assets
	BANKS - 1.1%
	Diversified Banks - 1.1%
14,500(c)(l)	Citigroup Global Markets Holdings, Inc., 5/10/19	$15,234,261
	Total Banks	$15,234,261
	MATERIALS - 0.0%†
	Steel - 0.0%†
959,816(c)(m)	ANR, Inc., 3/31/23	$12,958
	Total Materials	$12,958
	TOTAL RIGHTS/WARRANTS
	(Cost $15,234,261)	$15,247,219
Principal Amount USD ($)		Value
	EQUITY LINKED NOTES - 11.6% of Net Assets
17,000	Baidu, Inc., 10.38%, 4/10/19 (144A)	$3,785,390
168,000	Bank of America Corp., 6.9%, 5/29/18 (144A)	4,441,920
352,000	Bank of America Corp., 7.3%, 10/17/18	9,871,408
109,000	Cabot Oil & Gas Corp., 8.1%, 7/5/18	2,660,690
40,000	CDW Corp., 6.1%, 2/22/19	2,851,600
115,000	CenturyLink, Inc., 15.39%, 10/15/18	2,196,500
594,000	CenturyLink, Inc., 19.45%, 1/16/19 (144A)	10,804,860
187,000	CenturyLink, Inc., 21.97%, 7/5/18	3,478,200
359,500	CenturyLink, Inc., 23.73%, 12/6/18	5,387,539
8,200(j)	Chiptole Mexican Grill, Inc., 2/26/19	2,602,474
20,000(j)	Chiptole Mexican Grill, Inc., 5/2/19	7,469,680
66,000	Citigroup, Inc., 6.05%, 5/29/18 (144A)	4,388,670
26,000	Citigroup, Inc., 6.5%, 9/7/18 (144A)	1,775,020
28,000	Discover Financial Services, Inc., 6.3%, 12/18/18	1,993,684
94,000	eBay, Inc., 6.1%, 8/7/18	3,525,940
32,000(j)	Esperion Therapeutics, Inc., 1/17/19 (144A)	2,240,320
25,000	Foundation Medicine, Inc., 18.98%, 2/22/19 (144A)	1,731,750
705,000(j)	Fujitsu, Ltd., 1/17/19	4,399,200
81,000	GAP, Inc., 13.5%, 5/23/18	2,395,980
140,000(j)	Gilead Sciences, Inc., 1/24/19	10,360,560
48,000	Gilead Sciences, Inc., 8.41%, 7/19/18	3,474,240
81,000(j)	Halliburton Co., 4/22/19	4,292,190
55,000	Kohl’s Corp., 15.15%, 5/22/18	2,675,546
32,000	Lowe's Cos., Inc., 8.13%, 5/1/19	2,637,760
57,000	Lowe's Cos., Inc., 8.94%, 4/8/19 (144A)	4,698,510
100,000(j)	Micron Technology, Inc., 5/7/18	4,617,500
80,000(j)	Micron Technology, Inc., 5/14/18	3,612,520
55,000(j)	Micron Technology, Inc., 5/16/18	2,553,100
58,000	Micron Technology, Inc., 22.0%, 5/21/18	2,658,952
69,000	Micron Technology, Inc., 22.16%, 6/14/18	3,293,718
80,500(j)	Oracle Corp., 4/1/19	3,676,435
1,200	Priceline Group, Inc., 6.55%, 12/20/18	2,270,941
37,000	PVH Corp., 7.2%, 9/10/18 (144A)	5,006,914
42,000(j)	SHPG UW, 7/25/18	6,759,291
45,000	Teradyne, Inc., 11.94%, 5/23/18	1,464,750
16,000(j)	United Rentals, Inc., 12/13/18	2,480,640
15,000(j)	United Rentals, Inc., 2/25/19	2,426,700
25,000	United Rentals, Inc., 9.55%, 5/2/19	3,750,000
31,500	United Rentals, Inc., 10.5%, 12/20/18	4,823,437
33,600	United Rentals, Inc., 10.63%, 1/16/19	5,344,080
		$160,878,609
	TOTAL EQUITY LINKED NOTES
	(Cost $159,629,385)	$160,878,609
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.5% of Net Assets
	REPURCHASE AGREEMENT - 0.5%
6,640,000	$6,640,000 ScotiaBank, 1.73%, dated 4/30/18 plus accrued interest on 5/1/18 collateralized by the following: $4,020,486 Federal National Mortgage Association, 3.5% - 4.0%, 7/1/26 - 10/1/47 $2,752,640 Government National Mortgage Association, 3.5% - 4.0%, 12/20/45 - 12/20/47.	$6,640,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $6,640,000)	$6,640,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.4%
	(Cost $1,336,112,214)	$1,366,609,538
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.7%
	CLOSED-END FUNDS - 1.7% of Net Assets
	BANKS - 0.1%
	Diversified Banks - 0.1%
94,300	Pioneer Floating Rate Trust(n)	$8,041	$–	$13,517	$1,093,880
	Total Banks				$1,093,880
	INSURANCE - 1.6%
	Property & Casualty Insurance - 1.6%
2,369,904	Pioneer ILS Interval Fund(n)	$148,254	$–	$(878,603)	$22,751,081
	Total Insurance				$22,751,081
	TOTAL CLOSED-END FUNDS
	(Cost $24,420,363)				$23,844,961
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.7%
	(Cost $24,420,363)				$23,844,961
	OTHER ASSETS AND LIABILITIES - (0.1)%				$(1,942,387)
	NET ASSETS - 100.0%				$1,388,512,112

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2018, the value of these securities amounted to $254,252,078, or 18.3% of net assets.

(A.D.R.)	American Depositary Receipts.
(Cat Bond)	Catastrophe or event-linked bond. At April 30, 2018, the value of these securities amounted to $1,555,655, or 0.1% of net assets.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^ (a)
Security is valued using fair value methods (other than supplied by independent pricing services).
Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at April 30, 2018.

(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at April 30, 2018.
(e)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2018.
(f)	Security is in default.
(g)	Structured reinsurance investment. At April 30, 2018, the value of these securities amounted to $3,788,492, or 0.3% of net assets.
(h)	Rate to be determined.
(i)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	This term loan will settle after April 30, 2018, at which time the interest rate will be determined.
(l)	Citigroup Global Markets Holdings warrants are exercisable into 14,500 shares.
(m)	ANR warrants are exercisable into 959,816 shares.
(n)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
INR	701,327,328	USD	(10,673,393)	Bank of America NA	5/02/18	$(116,005)
USD	10,502,041	INR	(701,327,328)	Bank of America NA	5/02/18	(55,348)
INR	701,327,328	USD	(10,494,215)	Citibank NA	5/02/18	63,174
INR	701,327,328	USD	(10,382,528)	Citibank NA	6/29/18	108,296
USD	10,468,416	INR	(701,327,328)	Citibank NA	5/02/18	(88,973)
NOK	62,860,000	EUR	(6,481,140)	Goldman Sachs International	6/01/18	3,999
JPY	1,466,462,706	USD	(13,819,514)	JPMorgan Chase Bank NA	5/31/18	(373,910)
SEK	64,319,000	USD	(7,689,055)	JPMorgan Chase Bank NA	5/31/18	(328,495)
ARS	71,245,000	USD	(3,378,141)	Morgan Stanley Capital Services LLC	6/29/18	(71,265)
EUR	4,066,707	USD	(4,934,667)	Societe Generale	5/31/18	(10,858)
BRL	33,779,032	USD	(9,685,744)	State Street Bank & Trust Co.	6/29/18	(87,702)
EUR	8,765,000	GBP	(7,679,432)	State Street Bank & Trust Co.	5/02/18	30,160
NOK	62,860,000	EUR	(6,573,912)	State Street Bank & Trust Co.	5/02/18	(98,463)
SEK	40,163,143	EUR	(3,894,218)	State Street Bank & Trust Co.	6/01/18	(118,779)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,144,169)

FUTURES CONTRACTS

CURRENCY FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
469	BP	06/18	$40,872,749	$40,380,900	$491,849
268	EURO FX	06/18	40,692,574	40,612,050	80,524
			$81,565,323	$80,992,950	$572,373

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
826	S&P 500 EMINI	06/18	$108,833,305	$109,321,100	$(487,795)
TOTAL FUTURES CONTRACTS			$190,398,628	$190,314,050	$84,578

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bond	$–	$1,415,100	$–	$1,415,100
Convertible Preferred Stocks	3,331,714	–	–	3,331,714
Common Stocks
Capital Goods
Industrial Machinery	–	–	31	31
All Other Common Stocks	675,647,955	–	–	675,647,955
Asset Backed Securities	–	83,480,984	–	83,480,984
Collateralized Mortgage Obligations	–	90,593,726	–	90,593,726
Corporate Bonds
Insurance
Reinsurance	–	1,555,655	3,788,492	5,344,147
All Other Corporate Bonds	–	209,209,214	–	209,209,214
U.S. Government and Agency Obligations	–	66,498,072	–	66,498,072
Foreign Government Bonds	–	18,741,439	–	18,741,439
Senior Secured Floating Rate Loan Interests	–	13,630,354	–	13,630,354
Closed-End Funds
Insurance
Property & Casualty Insurance	–	22,751,081	–	22,751,081
All Other Closed-End Funds	17,044,854	–	–	17,044,854
Rights/Warrants
Materials
Steel	–	12,958	–	12,958
All Other Rights/Warrants	15,234,261	–	–	15,234,261
Equity Linked Notes	6,387,760	154,490,849	–	160,878,609
Repurchase Agreement	–	6,640,000	–	6,640,000
Total Investments in Securities	$717,646,544	$669,019,432	$3,788,523	$1,390,454,499
Other Financial Instruments
Net unrealized depreciation on forward foreign currency contracts	$–	$(1,144,169)	$–	$(1,144,169)
Net unrealized appreciation on futures contracts	84,578	–	–	84,578
Total Other Financial Instruments	$84,578	$(1,144,169)	$–	$(1,059,591)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Total
Balance as of 7/31/17	$31	$13,554,387	$13,554,418
Realized gain (loss)	–	(263,842)	(263,842)
Changed in unrealized appreciation (depreciation)	--	(1,474,774)	(1,474,774)
Accrued discounts/premiums	–	(294)	(294)
Purchases	–	42,781	42,781
Sales	–	(8,069,766)	(8,069,766)
Transfers in to Level 3*	–	–	–
Transfers out of Level 3*	–	–	–
Balance as of 4/30/18	$31	$3,788,492	$3,788,523

*	Transfers are calculated on the beginning of period values. A security valued at $11,529,684 transferred from Level 1 to Level 2. During the nine months ended April 30, 2018, there were no transfers between Levels 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2018: $(1,159,811).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV
By (Signature and Title)*	/s/ Lisa M.Jones
Lisa M.Jones, President and Chief Executive Officer

Date June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lisa M.Jones
Lisa M.Jones, President and Chief Executive Officer

Date June 27, 2018

By (Signature and Title)*	/s/ Mark E. Bradley
Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date June 27, 2018
* Print the name and title of each signing officer under his or her signature.